Non-Controlling Interests (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of non-controlling interests [Abstract]
Schedule of non-controlling interests
	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	New Infini	Total
Balance, April 1, 2021	$78,564	$5,182	$3,032	$(351)	$11,727	$98,154
Share of net income (loss)	12,639	182	(185)	154	(140)	12,650
Share of other comprehensive income	1,732	194	68	16	-	2,010
Distributions	(3,266)	(630)	-	-	(1,200)	(5,096)
Balance, March 31, 2022	$89,669	$4,928	$2,915	$(181)	$10,387	$107,718
Share of net income (loss)	11,584	(121)	(157)	78	(10,892)	492
Share of other comprehensive loss	(6,037)	(351)	(118)	(46)	-	(6,552)
Distributions	(9,934)	(946)	-	-	-	(10,880)
Balance, March 31, 2023	$85,282	$3,510	$2,640	$(149)	$(505)	$90,778